Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments that are carried at fair value
The following table summarizes the Company's financial instruments that are carried at fair value in the consolidated balance sheets:

Financial Instruments at Fair Value
($ millions)	December 31, 2017	December 31, 2016
Commodity contracts - fair value through profit or loss (”FVTPL”)
Natural gas(1)	(13)	5
Crude oil(2)	(57)	(30)
Foreign currency contracts - FVTPL
Foreign currency forwards	1	—
Other assets – FVTPL	1	1
Hedge of net investment(3)(4)	(584)	(827)
End of year	(652)	(851)

(1)
Natural gas contracts includes a $3 million decrease at December 31, 2017 (December 31, 2016 – $11 million increase) to the fair value of held-for-trading inventory, recognized in the consolidated balance sheets, related to third party physical purchase and sale contracts for natural gas held in storage. Total fair value of the related natural gas storage inventory was $5 million at December 31, 2017 (December 31, 2016 – $45 million).

(2)
Crude oil contracts includes an $5 million increase at December 31, 2017 (December 31, 2016 – $17 million increase) to the fair value of held-for-trading inventory, recognized in the consolidated balance sheets, related to third party crude oil physical purchase and sale contracts. Total fair value of the related crude oil inventory was $232 million at December 31, 2017 (December 31, 2016 – $354 million).

(3)	Hedging instruments are presented net of tax.

(4)
Represents the translation of the Company's U.S. dollar denominated long-term debt designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.

Disclosure of earnings impact of market risk management contracts
The realized and unrealized gains (losses) recognized on other risk management positions for the years ended December 31, 2017 and 2016 are set out below:

	2017
Earnings Impact	Marketing and Other	Other – Net	Net Foreign Exchange
($ millions)
Commodity Price
Natural gas	(18)	—	—
Crude oil	(28)	—	—
	(46)	—	—
Foreign Currency
Foreign currency forwards	—	—	(30)
	(46)	—	(30)

	2016
Earnings Impact	Marketing and Other	Other – Net	Net Foreign Exchange
($ millions)
Commodity Price
Natural gas	(1)	—	—
Crude oil	(38)	—	—
Crude oil call options	—	(67)	—
Crude oil put options	—	(54)	—
	(39)	(121)	—
Foreign Currency
Foreign currency forwards	—	—	10
	(39)	(121)	10

Disclosure of offsetting of financial assets and financial liabilities [text block]
The tables below outline the financial assets and financial liabilities that are subject to set-off rights and related arrangements, and the effect of those rights and arrangements on the consolidated balance sheets:

	As at December 31, 2017
Offsetting Financial Assets and Liabilities ($ millions)	Gross Amount	Amount Offset	Net Amount
Financial Assets
Financial derivatives	150	(111)	40
Normal purchase and sale agreements	639	(280)	359
End of year	789	(391)	399
Financial Liabilities
Financial derivatives	(246)	122	(123)
Normal purchase and sale agreements	(933)	353	(581)
End of year	(1,179)	475	(704)

	As at December 31, 2016
Offsetting Financial Assets and Liabilities ($ millions)	Gross Amount	Amount Offset	Net Amount
Financial Assets
Financial derivatives	57	(38)	19
Normal purchase and sale agreements	529	(199)	330
End of year	586	(237)	349
Financial Liabilities
Financial derivatives	(161)	70	(91)
Normal purchase and sale agreements	(644)	234	(410)
End of year	(805)	304	(501)

Disclosure of nature and extent of risks arising from financial instruments [text block]

Commodity Price Risk(1)
($ millions)	10% price increase	10% price decrease
Crude oil price	(10)	10
Natural gas price	(8)	8

Foreign Exchange Rate(2)	Canadian dollar $0.01 increase	Canadian dollar $0.01 decrease
($ millions)
U.S. dollar per Canadian dollar	1	(1)

(1)	Based on average crude oil and natural gas market prices as at December 31, 2017.

(2)	Based on the U.S./Canadian dollar exchange rate as at December 31, 2017.

Analysis of age of financial assets that are past due but not impaired [text block]
The Company’s accounts receivable was aged as follows at December 31, 2017:

Accounts Receivable Aging
($ millions)	December 31, 2017
Current	1,161
Past due (1 – 30 days)	5
Past due (31 – 60 days)	15
Past due (61 – 90 days)	1
Past due (more than 90 days)	38
Allowance for doubtful accounts	(34)
1,186

Disclosure of available credit facilities
Bank Operating Loans
At December 31, 2017, the Company had unsecured short-term borrowing lines of credit with banks totalling $850 million(1) (December 31, 2016 – $670 million) and letters of credit under these lines of credit totalling $422 million (December 31, 2016 – $378 million). As at December 31, 2017, bank operating loans were nil (December 31, 2016 – nil). Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates.
The Sunrise Oil Sands Partnership has an unsecured demand credit facility of $10 million (December 31, 2016 – $10 million) available for general purposes. The Company’s proportionate share of the liability for any drawings under this credit facility is $5 million (December 31, 2016 – $5 million). As at December 31, 2017, there was no balance outstanding under this credit facility (December 31, 2016 – nil).
(1) Includes $75 million demand facility available specifically for letters of credit only.
The Company had the following available credit facilities as at December 31, 2017:

Credit Facilities
($ millions)	Available	Unused
Operating facilities(1) (note 13)	850	428
Syndicated bank facilities(2) (note 15)	4,000	3,800
End of year	4,850	4,228